NOTE 6. LINES OF CREDIT (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
NOTE 6. LINES OF CREDIT	NOTE 6 – LINES OF CREDIT The Company has a variety of credit card / lines of credit payable. The total is presented, all of which is due within twelve (12) months.